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Justin W. Chairman                                  Morgan, Lewis & Bockius LLP
215-963-5061
jchairman@morganlewis.com


March 21, 2005

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attn: Barbara C. Jacobs, Esquire
Assistant Director, Division of Corporation Finance

Re:   Universal Display Corporation
      Registration Statement on Form S-3 -- File No. 333-120737
      ---------------------------------------------------------

Dear Ms. Jacobs:

This letter is being submitted in response to the comments given by the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the "Commission") as set forth in your letter to Steven V. Abramson, President and Chief Operating Officer of Universal Display Corporation (the "Company"), dated February 24, 2005, with respect to the above-referenced registration statement (the "Registration Statement"). We have been authorized by the Company to provide the responses contained in this letter on behalf of the Company.

Where indicated below, requested changes have been included in Amendment No. 2 to the Registration Statement ("Amendment No. 2"), which is being filed contemporaneously with this response.

For your convenience, we set forth each comment in italicized typeface and include each response below the relevant comment.

GENERAL

1. In future amendments of your Form S-3 consider the consider the age of financial statements requirements of Rules 3-01(c) and 3-12(b) of Regulation S-X.

      The Company notes the Staff's comment. The Company advises the Staff that the Company's Annual Report on Form 10-K for the year ended December 31, 2004, containing the financial statements of the Company as of and for the year ended December 31, 2004, was filed with the Commission on March 14, 2005 and is incorporated by reference in the Registration Statement.

2. We continue to review your requests for confidential treatment. Any comments we may have will follow promptly. You will need to resolve any such comments before you can be declared effective on the above registrations statement.

      The Company notes the Staff's comment.

3. Prior comment 2. Your response does not address our concern that PPG appears to maintain discretion in determining the number of shares it will acquire. We continue to refer you to Articles 10.1 and 10.2 to the Development and License Agreement, which you did not address in your response. In order to register the resale of securities that have not yet been issued, the investor must be irrevocably bound to purchase a set number of securities for a set purchase price that is not based on market price or a fluctuating ratio, either at the time of effectiveness of the resale registration statement or at any subsequent date. See Telephone Interpretation 3S to the March 1999 supplement to the Telephone Interpretations Manual. We disagree with your assertion that because the



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Securities and Exchange Commission
March 21, 2005
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      consideration in your transaction is services as part of a commercial relationship, offering completion analysis is not pertinent. Please provide us with your analysis as to why PPG is "irrevocably bound" to purchase a set number of securities within the meaning of 3S.

      Amendment No. 2 reflects the fact that the Registration
      Statement has been amended so that it no longer seeks to register the resale of any shares for PPG Industries. Thus, while the Company will consider the Staff's comment in connection with any future registration statement it might file to register the resale of shares issued to PPG Industries, it is not addressing the comment in connection with the filing of Amendment No. 2.

4. Furthermore, we note your response to prior comment 2 that on December 22, 2004, the Company and PPG Industries entered into a fifth amendment, which modifies certain aspects of how the number of shares of common stock delivered to PPG with respect to any given period is calculated. Please provide your analysis as to why you believe that at the date the registration statement was initially filed, PPG was "irrevocably bound to purchase a set number of securities for a set purchase price" as set forth in Telephone Interpretation 3S. Furthermore, please provide us with a detailed analysis as to why the renegotiation of the terms of the security should not be viewed as a separate transaction conducted without registration and whether this transaction should be part of a single transaction that includes the public resales. What consideration, if any, have you given to the potential consequences to the company and its shareholders as a result of the conduct of the unregistered transaction while your registration statement for the public resales was on file?

      Please see the response to Comment #3.

5. Prior comment 3. We note your response that pursuant to the fifth amendment to the development and license agreement, issuances of 560,000 shares will be made to PPG on a quarterly basis in installments in each of April 2005, July 2005, October 2005 and January 2006. We further note that you expect to issue 36,000 of the shares registered for resale by Motorola in March 2005. As we stated previously, where the parties are not contractually required to close promptly following the effective date, we view the parties as retaining discretion as to material terms of the proposed investments and more specifically with respect to the closing dates. Accordingly, it appears that you are not eligible to register the resale of these shares on this registration statement at this time. Please remove these shares from your registration statement.

      Please see the response to Comment #3. Additionally, the Company notes that Amendment No. 2 reflects the fact that the Registration Statement has been amended so that it no longer seeks to register the resale of the referenced 36,000 shares issuable to Motorola. Thus, while the Company will consider the Staff's comment in connection with any future registration statement it might file to register the resale of shares issued to Motorola, it is not addressing the comment in connection with the filing of Amendment No. 2.


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Securities and Exchange Commission
March 21, 2005
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6.    In consideration of the above comments, please provide us with your analysis as to why it is appropriate to register the resale of these shares on this form at this time. Specifically, tell us the transaction requirement you satisfy for each transaction. To the extent the transaction requirement you are relying on requires that the shares are "outstanding," please explain why you believe the shares in each transaction "outstanding."

      Please see the responses to Comments #3 and #5.

SELLING SHAREHOLDERS

7. Prior comment 5. Your registration statement continues to lack a materially complete description of the issuance to Motorola and the Warrant Agreements with Mssrs. Seligsohn and the other remaining selling shareholders which are "material relationships" within the meaning of Item 507 of Regulation S-K. An understanding of these material relationships is necessary to understand the nature of the transaction you propose and the plan of distribution. Please expand your disclosure to describe the terms of the license agreement between the company and Motorola. Also, describe the terms of the "certain warrants" held by Mssrs. Seligsohn and the "other selling shareholders." Please note, we are unable to locate the license agreement with Motorola which you state you filed as an exhibit to your registration statement.

      The disclosure requested by the Staff in Comment #7 has been added on page 18 of the prospectus. The Company notes that as amended, the Registration Statement no longer seeks to register sales of shares issuable to Motorola under the referenced license agreement, and therefore no discussion of said agreement has been included in Amendment No. 2. However, the Company confirms for the Staff that such license agreement is filed as Exhibit
      10.1 to the Company's Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2000, as amended.

8. Prior comment 7. Please disclose whether Dillon Capital LLC acquired its shares in the ordinary course of business and whether, at the time of the purchase of the securities to be resold, the seller had any agreements, plants or understandings, directly or indirectly, with any person to distribute the securities.

      To the Company's knowledge, after inquiry of Dillon Capital, LLC, Dillon Capital, LLC received its warrant as compensation for the performance of investment banking or similar services in the ordinary course of its business, and at the time it received the warrant, Dillon Capital, LLC had no agreements, plans or understandings, directly or indirectly, with any person to distribute the warrant or the shares of Common Stock issuable upon the exercise thereof. Disclosure in this regard has been added on page 19 of the prospectus.

Please do not hesitate to contact the undersigned at 215-963-5061 if you should have any questions or comments with regard to these responses.

Very truly yours,

/s/ Justin W. Chairman

Justin W. Chairman

cc:    Mr. Steven V. Abramson
       Scott C. Bovino, Esquire